Document and Entity Information	Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	CENTURY CASINOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22900
Entity Tax Identification Number	84-1271317
Entity Address, Address Line One	455 E. Pikes Peak Ave.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	719
Local Phone Number	527-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Per Share Par Value
Trading Symbol	CNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000911147
Amendment Flag	true
Amendment Description	This Amendment (the “Amendment”) amends the Current Report on Form 8-K filed by Century Casinos, Inc. (the “Company”) on October 6, 2020 (the “Original Report”). The sole purpose of the Amendment is to refile Exhibit 10.1 to the Original Report to correct formatting errors in Exhibit A of Exhibit 10.1. No substantive revisions have been made to the Original Report or the exhibits filed therewith.